OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
OTHER INTANGIBLE ASSETS

NOTE 18 – OTHER INTANGIBLE ASSETS

The following table shows the movements of the other intangible assets during years ended on December 31, 2025, 2024 and 2023:

	Internally generated				Separate
	Developing		In use		Acquisition (5)		Total
Balance as of January 1, 2023	Ps.	789,686	Ps.	463,960	Ps.	786,512	Ps.	2,040,158
Capitalizations / Acquisitions / Purchases		629,807		—		52,889		682,696
Amortization		—		(89,949)		(172,931)		(262,880)
Transfers		(191,381)		111,365		80,016		—
Withdrawals		(11,244)		—		(1,258)		(12,502)
Arrangement of entities (1)		(14,333)		—		(459)		(14,792)
Discontinued operations (2)		—		—		(14,846)		(14,846)
Effect of movements in exchange rates		(1,092)		—		(34,315)		(35,407)
Balance as of December 31, 2023	Ps.	1,201,443	Ps.	485,376	Ps.	695,608	Ps.	2,382,427
Capitalizations / Acquisitions / Purchases		609,682		—		45,168		654,850
Amortization		—		(112,936)		(164,352)		(277,288)
Transfers		(665,019)		431,499		233,520		—

	Internally generated				Separate
	Developing		In use		Acquisition (5)		Total
Withdrawals		(1,494)		(3,232)		(4,487)		(9,213)
Discontinued operations (2)		—		—		(12,562)		(12,562)
Effect of movements in exchange rates		1,002		—		19,102		20,104
Balance as of December 31, 2024	Ps.	1,145,614	Ps.	800,707	Ps.	811,997	Ps.	2,758,318
Capitalizations / Acquisitions / Purchases		601,350		5,039		75,343		681,732
Amortization		—		(174,754)		(187,171)		(361,925)
Transfers		(831,840)		608,886		222,954		—
Withdrawals		(7,021)		(8,694)		(158)		(15,873)
Transfer from concessions (3)		—		—		27,738		27,738
Reclassification MFG operation (4)		(3,432)		—		(90,218)		(93,650)
Discontinued operations (2)		—		—		(19,148)		(19,148)
Effect of movements in exchange rates		(1,321)		—		(21,704)		(23,025)
Balance as of December 31, 2025	Ps.	903,350	Ps.	1,231,184	Ps.	819,633	Ps.	2,954,167

(1)	Includes the sale of Peajes Electrónicos.
(2)	See note 13.B., "Discontinued operation related to Multi Financial Group".
(3)	Corresponds to the termination of the concession contract for the Ballena–Cartagena gas pipeline section, operated by Promigas, in compliance with the contractual and regulatory conditions applicable to the natural gas transportation system. See note 16.2 “Intangible assets in concession arrangements”. As it is a reclassification, it is considered a non‑cash transaction.
(4)	Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.
(5)	Separately Acquired Intangible Assets: These are intangible assets that, at the time of acquisition, are not in the location and condition necessary to operate as intended by management and require incurring costs directly attributable to preparing the asset for its intended use.